NUVEEN EMERGING MARKETS EQUITY FUND

SUPPLEMENT DATED JANUARY 17, 2020

TO THE SUMMARY PROSPECTUS DATED NOVEMBER 29, 2019

Barton Grenning and Willis Tsai have been named portfolio managers of Nuveen Emerging Markets Equity Fund. David Lund is no longer portfolio manager of the Fund.

PLEASE KEEP THIS WITH YOUR SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-EMES-0120P